Securities - Summary of Allowance for Credit Losses - Securities at Amortized Cost (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Provision for credit losses
Exchange rate and other		$ 1		$ 1
Debt securities at amortized cost [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 14	21	$ 14	23
Provision for credit losses
Purchases	3	2	5	6
Sales and maturities		(2)		(2)
Changes in risk, parameters and exposures	(3)	(2)	(5)	(7)
Exchange rate and other				(1)
Balance at end of period	14	19	14	19
Performing Stage one [member] | Debt securities at amortized cost [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	6	8	6	8
Provision for credit losses
Purchases	3	2	5	6
Sales and maturities		(2)		(2)
Changes in risk, parameters and exposures	(3)		(4)	(4)
Exchange rate and other	1	(1)	0	(1)
Balance at end of period	7	7	7	7
Performing Stage two [member] | Debt securities at amortized cost [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	8	13	8	15
Provision for credit losses
Changes in risk, parameters and exposures		(2)	(1)	(3)
Exchange rate and other	(1)	1	0
Balance at end of period	$ 7	$ 12	$ 7	$ 12